UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  6/30/2012
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Birinyi Associates Inc
Address: 	PO Box 711
		Westport, CT 06880

Form 13F File Number:  28-0 4573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Rubin
Title: Director of Research
Phone: 203-341-0833
Signature, Place, and Date of Signing: [X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28______
[Repeat as necessary.]


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 8
Name	Title 	CUSIP	Value	Shrs or	SH/PRN	Put/Call	Investment	Voting authority
of Issuer	of class		(x $1000)	prn amt			discretion	Sole	Shared	None
Altria Group Inc	Common Stock	02209S103	"$1,507"	"43,605"			"43,605"	"43,605"
Amazon.Com Inc	Common Stock	023135106	"$3,511"	"15,375"			"15,375"	"15,375"
American Express	Common Stock	025816109	"$1,388"	"23,850"			"23,850"	"23,850"
Amgen Inc	Common Stock	031162100	$527	"7,227"			"7,227"	"7,227"
Apple Inc	Common Stock	037833100	"$24,286"	"41,585"			"41,585"	"41,585"
Autozone Inc	Common Stock	053332102	$220	600			600	600
B&G Foods Inc	Common Stock	05508R106	$902	"33,900"			"33,900"	"33,900"
Blackrock Inc	Common Stock	09247X101	$464	"2,730"			"2,730"	"2,730"
Bp Prud Bay-Rtu	Royalty Trst	055630107	"$1,095"	"9,390"			"9,390"	"9,390"
Caterpillar Inc	Common Stock	149123101	"$2,399"	"28,250"			"28,250"	"28,250"
Chevron Corp	Common Stock	166764100	"$2,252"	"21,349"			"21,349"	"21,349"
Chipotle Mexican	Common Stock	169656105	"$5,021"	"13,215"			"13,215"	"13,215"
Coach Inc	Common Stock	189754104	$209	"3,570"			"3,570"	"3,570"
Cons Edison Inc	Common Stock	209115104	"$1,813"	"29,150"			"29,150"	"29,150"
Cummins Inc	Common Stock	231021106	$218	"2,250"			"2,250"	"2,250"
Equity Residenti	REIT	29476L107	$200	"3,200"			"3,200"	"3,200"
Exxon Mobil Corp	Common Stock	30231G102	"$1,318"	"15,400"			"15,400"	"15,400"
General Elec	Common Stock	369604103	"$3,275"	"157,150"			"157,150"	"157,150"
Goldman Sachs Gp	Common Stock	38141G104	$302	"3,150"			"3,150"	"3,150"
Google Inc-Cl A	Common Stock	38259P508	"$9,420"	"16,239"			"16,239"	"16,239"
Ibm	Common Stock	459200101	"$8,850"	"45,248"			"45,248"	"45,248"
Intel Corp	Common Stock	458140100	$360	"13,500"			"13,500"	"13,500"
Intuitive Surgic	Common Stock	46120E602	"$1,315"	"2,375"			"2,375"	"2,375"
Johnson&Johnson	Common Stock	478160104	$374	"5,538"			"5,538"	"5,538"
Jpmorgan Chase	Common Stock	46625H100	$979	"27,400"			"27,400"	"27,400"
Kraft Foods Inc	Common Stock	50075N104	$419	"10,851"			"10,851"	"10,851"
Las Vegas Sands	Common Stock	517834107	$231	"5,320"			"5,320"	"5,320"
Macy'S Inc	Common Stock	55616P104	$421	"12,250"			"12,250"	"12,250"
Market Vectors O	ETP	57060U191	"$3,539"	"99,300"			"99,300"	"99,300"
Mastercard Inc-A	Common Stock	57636Q104	"$6,226"	"14,475"			"14,475"	"14,475"
Mcdonalds Corp	Common Stock	580135101	"$5,530"	"62,469"			"62,469"	"62,469"
Microsoft Corp	Common Stock	594918104	"$1,041"	"34,025"			"34,025"	"34,025"
Nike Inc -Cl B	Common Stock	654106103	$430	"4,900"			"4,900"	"4,900"
Nvr Inc	Common Stock	62944T105	$255	300			300	300
Pfizer Inc	Common Stock	717081103	$362	"15,750"			"15,750"	"15,750"
Philip Morris In	Common Stock	718172109	"$2,100"	"24,065"			"24,065"	"24,065"
Polaris Inds	Common Stock	731068102	$217	"3,030"			"3,030"	"3,030"
Priceline.Com	Common Stock	741503403	"$7,353"	"11,065"			"11,065"	"11,065"
Procter & Gamble	Common Stock	742718109	"$2,719"	"44,387"			"44,387"	"44,387"
Qualcomm Inc	Common Stock	747525103	$378	"6,795"			"6,795"	"6,795"
Ralph Lauren Cor	Common Stock	751212101	"$1,247"	"8,904"			"8,904"	"8,904"
Salesforce.Com	Common Stock	79466L302	$304	"2,200"			"2,200"	"2,200"
Schlumberger Ltd	Common Stock	806857108	"$1,555"	"23,955"			"23,955"	"23,955"
Spdr Djia Trust	ETP	78467X109	"$6,062"	"47,195"			"47,195"	"47,195"
Spdr S&P 500 Etf	ETP	78462F103	"$33,009"	"242,525"			"242,525"	"242,525"
Spdr-Energy Sel	ETP	81369Y506	$498	"7,500"			"7,500"	"7,500"
Starbucks Corp	Common Stock	855244109	"$1,281"	"24,025"			"24,025"	"24,025"
Tiffany & Co	Common Stock	886547108	$368	"6,950"			"6,950"	"6,950"
Unilever Nv-Nys	NY Reg Shrs	904784709	"$3,056"	"91,638"			"91,638"	"91,638"
United Tech Corp	Common Stock	913017109	$982	"12,995"			"12,995"	"12,995"
Verizon Comm	Common Stock	92343V104	"$5,117"	"115,150"			"115,150"	"115,150"
Wal-Mart Stores	Common Stock	931142103	"$1,394"	"20,000"			"20,000"	"20,000"
Wells Fargo & Co	Common Stock	949746101	$594	"17,750"			"17,750"	"17,750"
Whole Foods Mkt	Common Stock	966837106	$289	"3,031"			"3,031"	"3,031"